Related parties - Transactions with Board of Directors (Details) ₽ in Thousands			12 Months Ended
	Jan. 10, 2023 director	Dec. 12, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽) director	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Feb. 28, 2022 director
Related parties
Number of Directors on the Board | director			6			9
Number of independent Directors on the Board | director			2
Lock-up period			3 years
Term based on which Price per RSU will be calculated		60 days
Amount of financial liability reclassified		₽ 16,098	₽ 187,349
Changes to the board of directors
Related parties
Number of Directors on the Board | director	8
Number of non-executive directors | director	2
Directors
Related parties
Social tax liability related to equity awards			7,075	₽ 7,453
Directors remuneration
Cash compensation			23,130	30,460	₽ 30,099
Equity awards, including social taxes			17,161	24,654	23,597
Pension contributions			3,802	4,628	6,238
Other social contributions			861	717	400
Total remuneration			₽ 44,954	₽ 60,459	₽ 60,334